Derivative liabilities - Movements related to the warrants (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	$ 5,558,822
Closing balance	7,992,930	$ 5,558,822
Warrant issued
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	5,558,822
Additions	765,733	7,614,510
Effect on fair value of repricing of warrants	1,871,499
Change in estimate of fair value	(7,090,926)	(2,055,688)
Closing balance	$ 1,105,128	$ 5,558,822